Schedule of property, plant and equipment useful lives (Details)	6 Months Ended
Jun. 30, 2025
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	10 years
Hydrogen production plant internal [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	8 years
Hydrogen production plant internal [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	20 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	10 years
Leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	Lease term